UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00749

STONEBRIDGE FUNDS TRUST
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Richard C. Barrett, President 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1 – Schedule of Investments.

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STONEBRIDGE GROWTH FUND

STATEMENT OF INVESTMENTS

January 31, 2007 (UNAUDITED)

	Shares	Value
COMMON STOCKS 95.73%
Communications 18.50%
Internet 3.30%
Yahoo! Inc *	25,000	$707,750

Media 7.80%
CBS Corp.	12,500	389,625
The McGraw-Hill Cos, Inc.	7,000	469,560
Viacom, Inc. *	20,000	813,400
		1,672,585

Telecommunications 7.40%
Corning, Inc. *	40,000	833,600
Qualcomm, Inc.	20,000	753,200
		1,586,800
TOTAL COMMUNICATIONS		3,967,135

Consumer, Cyclical 6.62%
Distribution/Wholesale 1.81%
WW Grainger, Inc.	5,000	388,250

Retail 4.81%
Costco Wholesale Corp.	7,500	421,350
Home Depot, Inc.	15,000	611,100
		1,032,450
TOTAL CONSUMER, CYCLICAL		1,420,700

Consumer, Non-cyclical 20.67%
Beverages 5.89%
The Coca-Cola Co.	10,000	478,800
PepsiCo, Inc.	12,000	782,880
		1,261,680

Biotechnology 3.04%
Charles River Laboratories International, Inc. *	14,500	652,500

Healthcare-Products 11.74%
Johnson & Johnson	9,000	601,200
Medtronic, Inc.	12,000	641,400
Stryker Corp.	7,000	433,580
Zimmer Holdings, Inc. *	10,000	842,200
		2,518,380
TOTAL CONSUMER, NON-CYCLICAL		4,432,560

Energy 12.56%
Oil&Gas 12.56%
Anadarko Petroleum Corp.	10,000	437,500
Chevron Corp.	9,000	655,920
Devon Energy Corp.	4,000	280,360
Exxon Mobil Corp.	9,000	666,900
Houston Exploration Co. *	12,500	654,000
TOTAL ENERGY		2,694,680

Financial 17.94%
Banks 10.77%
The Bank of New York Co. Inc	15,000	600,150
HSBC Holdings PLC (1)	7,500	688,725
State Street Corp.	5,000	355,250
SunTrust Banks, Inc.	8,000	664,800
		2,308,925

Diversified Financial Services 4.50%
Citigroup, Inc.	17,500	964,775

Insurance 2.67%
Arthur J Gallagher & Co.	20,000	573,400
TOTAL FINANCIAL		3,847,100

Industrial 3.36%
Miscellaneous Manufacturers 3.36%
General Electric Co.	20,000	721,000
TOTAL INDUSTRIAL		721,000

Technology 13.41%
Semiconductors 6.29%
Intel Corp.	25,000	524,000
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	20,000	218,200
Xilinx, Inc.	25,000	607,500
		1,349,700

Software 7.12%
Intuit, Inc. *	12,000	377,400
Microsoft Corp.	15,000	462,900
Oracle Corp. *	40,000	686,400
		1,526,700
TOTAL TECHNOLOGY		2,876,400

Utilities 2.67%
Electric 2.67%
Korea Electric Power Corp. *(1)	25,000	571,750
TOTAL UTILITIES		571,750

TOTAL COMMON STOCKS
(Cost $15,435,895)		20,531,325

	Shares	Value
WARRANTS 0.00%
Coram HC Warrants *(2)	495	—
TOTAL WARRANTS (Cost $0)		—

	Principal Amount	Value
MUTUAL FUNDS 4.37%
Fifth Third U.S.Treasury Money Market Fund	937,028	937,028

TOTAL MUTUAL FUNDS (Cost $937,028)		937,028

Total Investments - 100.10% (Cost $16,372,923)		21,468,353

Liabilities in Excess of Other Assets - (0.10)%		(21,610)
NET ASSETS - 100.00%		$21,446,743

*	Non Income Producing Security
(1)	ADR - American Depository Receipt
(2)	Fair valued security under procedures established by the Fund’s Board of Directors.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
Gross appreciation (excess of value over tax cost)	5,141,925
Gross depreciation (excess of tax cost over value)	(46,514)
Net unrealized appreciation	5,095,411
Total cost for federal income tax purposes	16,372,942

STONEBRIDGE SMALL-CAP GROWTH FUND

STATEMENT OF INVESTMENTS

January 31, 2007 (UNAUDITED)

	Shares	Value
COMMON STOCKS 96.24%
Communications 7.67%
Internet 3.00%
Avocent Corp. *	7,000	$241,780

Telecommunications 4.67%
Aeroflex, Inc. *	15,000	179,400
Lanoptics Ltd. *	15,000	197,850
		377,250
TOTAL COMMUNICATIONS		619,030

Consumer, Cyclical 7.91%
Entertainment 2.62%
DreamWorks Animation SKG, Inc. *	7,500	211,350

Lodging 2.63%
Morgans Hotel Group Co. *	12,000	212,760

Retail 2.66%
Ruth’s Chris Steak House *	10,000	214,800
TOTAL CONSUMER, CYCLICAL		638,910

Consumer, Non-cyclical 29.98%
Biotechnology 9.37%
Charles River Laboratories International, Inc. *	5,000	225,000
Lifecell Corp. *	12,500	298,875
Vical, Inc. *	37,300	233,125
		757,000

Food 2.37%
Diamond Foods, Inc.	10,000	191,100

Healthcare-Products 13.05%
Biosite, Inc. *	2,000	107,760
Given Imaging Ltd. *	7,500	157,800
Kyphon, Inc. *	6,000	280,740
Neurometrix, Inc. *	20,000	266,000
Symmetry Medical, Inc. *	17,500	241,150
		1,053,450

Household Products/Wares 1.99%
The Scotts Miracle-Gro Co.	3,000	160,710

Pharmaceuticals 3.20%
Axcan Pharma, Inc. *	17,000	258,315
TOTAL CONSUMER, NON-CYCLICAL		2,420,575

Energy 5.43%
Oil&Gas 3.55%
Bronco Drilling Co. Inc *	1,600	25,392
Houston Exploration Co. *	5,000	261,600
		286,992

Oil&Gas Services 1.88%
Superior Energy Services *	5,000	151,600
TOTAL ENERGY		438,592

Financial 17.01%
Banks 8.54%
Boston Private Financial Holdings, Inc.	9,000	260,280
Nara Bancorp, Inc.	10,000	196,300
SVB Financial Group *	5,000	233,250
		689,830

Insurance 8.47%
Arthur J Gallagher & Co.	8,000	229,360
The PMI Group, Inc.	4,500	215,190
Stancorp Financial Group, Inc.	5,000	239,250
		683,800
TOTAL FINANCIAL		1,373,630

Industrial 14.91%
Electrical Components & Equipment 5.24%
American Superconductor Corp. *	20,000	201,600
Power-One, Inc. *	30,000	221,700
		423,300

Electronics 6.17%
American Science & Engineering, Inc. *	3,500	191,415
Intelli-Check, Inc. *	42,000	307,020
		498,435

Environmental Control 3.50%
Calgon Carbon Corp. *	45,000	282,150
TOTAL INDUSTRIAL		1,203,885

Technology 13.33%
Computers 3.53%
Kronos, Inc./MA *	7,500	285,000

Semiconductors 3.56%
Veeco Instruments, Inc. *	15,000	287,850

Software 6.24%
Cognos, Inc. *	5,000	215,650
Nuance Communications, Inc. *	25,000	288,000
		503,650
TOTAL TECHNOLOGY		1,076,500

TOTAL COMMON STOCKS (Cost $6,187,925)		7,771,122

	Principal Amount	Value
SHORT TERM INVESTMENTS 3.73%
Fifth Third U.S.Treasury Money Market Fund	301,460	301,460

TOTAL SHORT TERM INVESTMENTS (Cost $301,460)		301,460

Total Investments - 99.97% (Cost $6,489,385)		8,072,582

Other Assets in Excess of Liabilities - 0.03%		2,510
NET ASSETS - 100.00%		$8,075,092

*	Non Income Producing Security

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
Gross appreciation (excess of value over tax cost)	1,674,781
Gross depreciation (excess of tax cost over value)	(91,585)
Net unrealized appreciation	1,583,197
Total cost for federal income tax purposes	6,489,385

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive
Officer

Date:	March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive
Officer

Date:	March 29, 2007

By:	/s/ Debra L. Newman
Debra L. Newman
Treasurer, Principal Financial
Officer

Date:	March 29, 2007

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